Trade and Other Payables - Additional Information (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Trade And Other Payables [Abstract]
Trade payables	€ 15,883	€ 8,613
Accrued expenses	9,163	3,924
Value added tax payables	880	200
Trade payables	15,883	8,613
Payables on social security and taxes other than income tax	3,537	4,838
Excise tax payables	198	316
Other payables	1,207	1,325
Trade and other payables	21,705	15,293
Current payables on social security and taxes other than income tax	3,537	4,838
Current value added tax payables	880	200
Current excise tax payables	198	316
Other current payables	1,207	877
Current trade and other payables	21,705	14,845
Non-current trade payables	0	0
Non-current payables on social security and taxes other than income tax	0	0
Non-current value added tax payables	0	0
Non-current excise tax payables	0	0
Other non-current payables	0	448
Non-current trade and other payables	€ 0	€ 448